Stock-Based Compensation	12 Months Ended
Feb. 29, 2012
Stock-Based Compensation [Text Block]
9.	Stock-Based Compensation

The weighted average date-of-grant fair value of the options granted during the year ended February 29, 2012 was $2.65 USD per option (2011- $2.17 USD; 2010 - $3.24 USD). The estimated fair value of the stock options granted was determined using the Black-Scholes options pricing model with the following weighted-average assumptions:

	2012	2011	2010

Risk-free rate	1.11%	3.29%	3.51%
Dividend yield	Nil%	Nil%	Nil%
Volatility factor of the expected market price of the Company’s common shares	97%	94%	108%
Weighted average expected life of the options (months)	120	120	120

In connection with the vesting of certain employees’, officers’ and directors’ stock options for the year ended February 29, 2012, the Company has recorded stock option compensation of $414,822 (2011 - $1,494,569 ; 2010 - $249,442) which was credited to additional paid-in capital and expensed in selling, general and administrative expenses in the year.